                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITES ACT OF 1933

         Pre-Effective Amendment No.
-----

  X      Post-Effective Amendment No. 24
-----
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

  X      Amendment No. 26
-----

                             THE CHAPMAN FUNDS, INC.
               (Exact name of registrant as specified in Charter)

                        401 East Pratt Street, 28th Floor
                            Baltimore, Maryland 21202
               (Address of Principal Executive Offices)(Zip Code)

       Registrant's telephone number, including area code: (800) 752-1013

                                   Copy to:
Nathan A. Chapman, Jr., President              Elizabeth R. Hughes, Esq.
The Chapman Funds, Inc.                        Venable, Baetjer, and Howard, LLP
401 East Pratt Street, 28th Floor              Two Hopkins Plaza, Suite 1800
Baltimore, Maryland 21202                      Baltimore, Maryland 21201
(Name and address of Agent for Service)

Approximate Date of Proposed Public Offering:        Continuous

It is proposed that this filing will become effective (check appropriate box):

/X/    immediately upon filing pursuant to paragraph (b)

/ /    on (date) pursuant to paragraph (b)

/ /   60 days after filing pursuant to paragraph (a) (1)

/ /   on (date) pursuant to paragraph (a) (1)

/ /   75 days after filing pursuant to paragraph (a) (2)

/ /   on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has previously registered an indefinite number of securities under the Securities Act of 1933, as amended, pursuant to Section (a) (1) of Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's Rule 24f-2 Notice for the fiscal year ended October 31, 1999 was filed with Securities and Exchange Commission on January 27, 2000.

                                     [LOGO]

                               February 29, 2000

                       THE CHAPMAN US TREASURY MONEY FUND
                 THE CHAPMAN INSTITUTIONAL CASH MANAGEMENT FUND


         The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund are both series of The Chapman Funds, Inc. Both funds are money market funds that seek to earn as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

         MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    CONTENTS

THE FUNDS-AN OVERVIEW .........................................      4
  Investment Objectives and Principal Investment Strategies ...      4
  Principal Risks .............................................      4
  Past Performance ............................................      5
  Fund Expenses ...............................................      6
YOUR ACCOUNT ..................................................      7
  Purchasing Shares ...........................................      7
  Redeeming Shares ............................................      9
  How and When Shares Are Priced ..............................      9
  How Your Purchase or Redemption
  Price is Determined .........................................      9
  How You Can Receive Proceeds from a Redemption ..............      9
DISTRIBUTIONS AND TAXES .......................................     10
  Dividends and Other Distributions ...........................     10
  Tax Information .............................................     10
MANAGEMENT ....................................................     11
  The Investment Adviser ......................................     11
  The Management Fee ..........................................     11
INVESTMENT PROGRAM ............................................     11
  Types of Portfolio Securities ...............................     12
  Other Investment Limitations ................................     12
  The Year 2000 Processing Issue ..............................     13
FINANCIAL HIGHLIGHTS ..........................................     15

                              THE FUNDS-AN OVERVIEW

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

         Both The Chapman US Treasury Money Fund and Institutional Cash Management Fund seek to maximize the preservation of capital, liquidity and, consistent with these goals, the highest possible current income. A secondary goal for each fund is maintaining a stable share price. The strategy of each fund is to invest only in securities with maturities of thirteen months or less. Each fund will seek an average portfolio maturity of less than sixty days. Within these limits, the funds consider interest rate trends to determine their average portfolio maturity. Specifically, the funds seek to shorten their average maturity if the investment adviser expects an increase in interest rates and vice versa.

         THE CHAPMAN US TREASURY MONEY FUND will invest solely in US Treasury securities and repurchase agreements collateralized fully by such securities.

         THE CHAPMAN INSTITUTIONAL CASH MANAGEMENT FUND will invest in a diversified portfolio of high quality, domestic government, bank and commercial money market instruments. During fiscal year 1991, The Chapman Institutional Cash Management Fund liquidated its portfolio and distributed the proceeds to its stockholders. The fund has not experienced any activity, including subscriptions for the purchase of shares, since that time. However, because the fund is still authorized to sell shares to investors meeting the requirements set forth in this prospectus, information about the fund is presented throughout this prospectus where such information is appropriate.

PRINCIPAL RISKS

         As with any fixed income mutual fund, the value of your investment may fluctuate in response to price movements in the bond market. Therefore, you may lose money. INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. The principal sources of risk for the funds are as follows:

         THE CHAPMAN US TREASURY MONEY FUND invests only in securities backed by the federal government (or repurchase agreements collateralized by such securities) so it is primarily susceptible to market or interest rate risk. MARKET OR INTEREST RATE RISK is the chance of the decline in bond prices that usually accompanies a rise in interest rates. Longer maturity bonds typically suffer greater declines than those with shorter maturities.

         THE CHAPMAN INSTITUTIONAL CASH MANAGEMENT FUND can invest in both federal government backed and non-federal government backed securities so it is susceptible to both market or interest rate risk and credit risk. CREDIT RISK is the chance that a portfolio security could have its credit rating downgraded (due to such factors as changes in the issuer's financial situation, economic forecasts, stock market conditions, and overall market psychology) or that a bond issuer will default (the failure of an issuer to make timely payments of interest or principal), potentially reducing the fund's income level and share price. The Chapman Institutional Cash Management Fund will seek to minimize its credit risk by investing at least 95% of its assets in investments rated in the highest short-term category.

         Both funds are managed to maintain a constant $1.00 share price. However, price stability is not guaranteed, and there is no assurance that the funds will avoid principal loss if interest rates rise sharply in an unusually short period. In addition, a fund's yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This should be an advantage when interest rates are rising but not when interest rates are falling.

PAST PERFORMANCE

         The bar charts below, which show the performance of The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund since each fund's first full year of operations, on a calendar year basis, indicate risk by illustrating how much returns can differ from one year to the next.

         The funds can experience short-term and long-term performance swings, as shown in the following charts by the best and worst calendar quarter returns during the years depicted in each chart. Of course, each fund's past performance is no guarantee of its future returns.

                                    [GRAPH]

     The Chapman US Treasury Money Market Fund

   90      91      92      93      94      95      96      97      98     99
------------------------------------------------------------------------------
   7.25%   5.19%   3.01%   2.41%   3.41%   5.18%   4.65%   4.85%   4.77%  4.32%

-----------
* Total return for the fund's first fiscal quarter ending January 31, 2000 was 1.14%.

                                                  QUARTER           TOTAL RETURN
                                                  ENDED             ------------
                                                  -----
     Best Quarter...............................   6/30/90              1.79%
     Worst Quarter..............................   3/31/93              0.59%

                                    [GRAPH]

     The Chapman Institutional Cash Management Fund

     90     91    92    93    94    95    96    97    98    99
  -----------------------------------------------------------------------------
    7.80%    *


-----------
* Total return for 1991 is excluded because the fund did not have a complete year of operations.

                                                  QUARTER           TOTAL RETURN
                                                  ENDED             ------------
                                                  -----
     Best Quarter...............................   6/30/90              1.93%
     Worst Quarter..............................   12/31/90             1.86%

    The table shows The Chapman US Treasury Money Fund's average annual total returns for the 1-, 5-, and ten year periods ending December 31, 1999.

                                     TABLE 1
                          AVERAGE ANNUAL TOTAL RETURNS

                                                                                    PERIODS ENDED
                                                                                  DECEMBER 31, 1999
                                                                                  -----------------


                                                                           1 YEAR     5 YEAR     10 YEAR
                                                                           ------     ------     ----------
           The Chapman US Treasury Money Fund......................         4.32        4.75        4.50


    These figures include changes in principal value, reinvested dividends, and capital gain, distributions, if any. The fund's $1.00 share price is not guaranteed.

    The fund's 7-day yield for The Chapman US Treasury Money Fund for the period ended October 31, 1999 was 4.30%. To obtain the current 7-day yield for the fund, please contract the fund directly by calling (800) 752-1013.

FUND EXPENSES

    The numbers in Table 2 describe the fees and expenses that you may pay if you buy and hold shares of the funds.

                                     TABLE 2
                         ANNUAL FUND OPERATING EXPENSES

                                                          THE CHAPMAN        THE CHAPMAN
                                                          US TREASURY     INSTITUTIONAL CASH
                                                          MONEY FUND*     MANAGEMENT FUND**
                                                          -----------    -------------------
        ANNUAL FUND OPERATING EXPENSES
        (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
          Management Fees.............................       .50%             .50%
          Other Expenses..............................       .30%***          .30%**
        Total Annual Fund Operating Expenses..........       .80%***          .80%**

-----------
* The Chapman US Treasury Money Fund expenses and fees set forth in the table are for the period November 1, 1998 to October 31, 1999 and are expressed as a percentage of fiscal year 1999 average daily assets.

** The Chapman Institutional Cash Management Fund expenses and fees are estimated as there was no activity for the period November 1, 1998 to October 31, 1999.

*** Chapman Capital Management, Inc., which serves as each fund's investment adviser, has agreed to bear annual expenses (excluding income, excise and other taxes and extraordinary expenses) in excess of .65% of average daily net assets for The Chapman US Treasury Money Fund and .75% of average daily net assets for The Chapman Institutional Cash Management Fund at least until December 31, 2000. However, Chapman Capital Management's obligation is limited to the total of its advisory and administration fees, and there is no guarantee that Chapman Capital Management will continue to provide the funds with these fee waivers beyond December 31, 2000.

 EXAMPLE. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with the cost of investing in other funds. Although your actual costs may be higher or lower, the table shows expenses you would pay if operating expenses remain the same, you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods.

                                                       THE CHAPMAN      THE CHAPMAN
                                                       US TREASURY  INSTITUTIONAL CASH
                                                        MONEY FUND    MANAGEMENT FUND
                                                        ----------  -------------------
        1 Year..................................         $  82             $  82
        3 Years.................................           255               255
        5 Years.................................           444               444
        10 Years................................           990               990



                                  YOUR ACCOUNT

PURCHASING SHARES

      You may purchase shares of either fund by mail or by telephone and bank wire. Individuals may not purchase shares from either fund. Each fund requires a minimum initial investment of $1,000,000. There is no minimum for subsequent purchases.

      In addition, if The Chapman Funds, Inc. re-opens The Chapman Institutional Cash Management Fund for investment, you may also purchase shares by exchanging shares of one fund for shares in the other fund if the exchange is to an existing account and both accounts are registered in the same name. Exchanges are also subject to the $1,000,000 minimum initial investment.

      The following presents some procedures you should know about when investing in the funds.

BY MAIL

      To make an initial investment, send the fund's application and your check to:

                  The Chapman Funds, Inc.
                  World Trade Center-Baltimore
                  28th Floor
                  401 E. Pratt Street
                  Baltimore, MD 21202

      Please make your check payable to The Chapman Funds, Inc.

BY WIRE

      To make a same day wire investment, call (800) 752-1013 by 12 noon (Eastern Time).

      The following information will be required to open an account:

            -   Name and address for account registration

            -   Tax identification number

            -   Amount of wire transfer

            -   Name of bank

      Call your bank with instructions to transmit funds to:

                United Missouri Bank, KC
                ABA# 101000695
                Trust Department A/C #9800006823
                FFC: The Chapman US Treasury Money Fund
                A/C# 740390000
                Account name:
                Account number:

      Your bank may charge a wire fee.

BY EXCHANGE

      To request an exchange of shares of one fund into shares of another fund, call (800) 752-1013 or send a written request to:

                The Chapman Funds, Inc.
                World Trade Center-Baltimore
                28th Floor

                401 E. Pratt Street
                Baltimore, MD 21202

      NOTE: An exchange must be made by mail if a new account must be opened or the accounts are not identically registered.

      THIS OPTION WILL ONLY BE AVAILABLE IF THE CHAPMAN FUNDS, INC. RE-OPENS THE CHAPMAN INSTITUTIONAL CASH MANAGEMENT FUND FOR INVESTMENT.

      IMPORTANT INFORMATION ABOUT EXCHANGE PRIVILEGES:

      - If you exchange shares of one fund for shares of the other fund by telephone, the new shares will be registered in the same manner as the shares for which they were exchanged.

      - A fund may change or cancel exchange policies at any time, upon 60 days advance notice to stockholders.

      - An exchange of shares is treated like a sale of those shares; therefore, you may realize capital gain or loss for federal income tax purposes when shares are exchanged.

      - Exchanges will be required to meet the minimum initial investment requirement of each fund.

REDEEMING SHARES

      You may redeem your shares at any time by mail, or by telephone and wiring instructions (which must include your name and account number).

HOW AND WHEN SHARES ARE PRICED

      The share price (also called "net asset value" or NAV) for a fund is calculated at 4 p.m. (Eastern Time) each day The New York Stock Exchange is open for business. To calculate the NAV, a fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Income and expenses (including advisory and administration fees) are accrued daily and taken into account in computing net asset value.

HOW YOUR PURCHASE, OR REDEMPTION, OR EXCHANGE PRICE IS DETERMINED

      If we receive your request to purchase, redeem or exchange shares in a fund in the correct form by 4 p.m. (Eastern Standard Time), your transaction will be priced at that day's NAV. If we receive your request after 4 p.m. (Eastern Standard Time), your transactions will be priced at the next business day's NAV.

      NOTE: THE TIME AT WHICH TRANSACTIONS AND SHARES ARE PRICED AND THE TIME UNTIL WHICH ORDERS ARE ACCEPTED MAY BE CHANGED IN CASE OF AN EMERGENCY OR IF THE NEW YORK STOCK EXCHANGE CLOSES AT A TIME OTHER THAN 4 P.M.

HOW YOU CAN RECEIVE PROCEEDS FROM A REDEMPTION

      If we receive your request by 4 p.m. (Eastern Time) in correct form, proceeds are usually sent within one business day. Proceeds can be sent to you by mail or by wire transfer.

      - EXCEPTION: Under certain circumstances and when deemed to be in each fund's best interests, we may delay sending you your proceeds for up to seven days after we receive your sale or exchange request.

      If you redeem shares that you just purchased and paid for by check, we will process your redemption request but will generally delay sending you the proceeds for up to 15 days to allow the check to clear. This hold does not apply to certified and cashier's checks.

      We will also wire redemption proceeds to your broker's bank account for credit to you if you designate the broker's bank account for receipt of such proceeds on your account application or if you notify us prior to the time you would like to institute this privilege.

                             DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS

      Dividend distributions are reinvested in additional fund shares in your account unless you select another option on your application. The advantage of reinvesting distributions arises from compounding; that is, you receive income dividends on a rising number of shares.

      - The funds declare dividends daily to stockholders of record as of 12 noon (Eastern Standard Time) on that day. The funds will also credit stockholders with a dividend on the business day on which a purchase order for the shares is effective, provided that you notify us of its intention to invest by 12 noon (Eastern Standard Time) and we receive a wire payment by 4 p.m. (Eastern Standard Time).

      -     Fund shares will earn dividends through the date of redemption.

TAX INFORMATION

      You need to be aware of the possible tax consequences when:

      - You redeem fund shares, including an exchange from one fund to another

      -     The fund makes a distribution to your account.

      TAXES ON SALES (REDEMPTIONS)

      When you sell or redeem shares in any fund, you may realize a gain or loss. An exchange from one fund to another is still a sale for tax purposes.

      After the end of its tax year, the fund will send you Form 1099-B indicating the date and amount of each sale made in the fund during the prior year. The fund will also report this information to the IRS.

      TAXES ON DISTRIBUTIONS

      Distributions are taxable whether reinvested in additional shares or received in cash. Dividends from capital, if any, gains may be taxed at preferential capital gains tax rates. Dividends from other sources are generally taxable at ordinary income tax rates. After the end of its tax year, the fund will send you Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you. The fund will also report this information to the IRS. Distributions made by a fund are generally taxable to you for the year in which they were paid. Certain dividends paid in January, however, may be taxable as if they had been paid in the previous December.

                                   MANAGEMENT

THE INVESTMENT ADVISER

ALL DECISIONS REGARDING THE PURCHASE AND SALE OF A FUND'S INVESTMENTS ARE MADE BY CHAPMAN CAPITAL MANAGEMENT, INC.

      Chapman Capital Management, Inc. ("CCM") serves as the fund's investment adviser under an advisory and administrative services agreements with each fund. CCM was established in 1988 and is located at the World Trade Center-Baltimore, 28th Floor, 401 East Pratt Street, Baltimore, Maryland 21202.

      CCM has been an investment adviser since 1988. CCM has been the investment adviser of the funds since their inception in 1989. CCM served as the investment adviser of DEM, Inc., a closed end fund, from 1995 until its dissolution in 1998 and currently serves as the investment adviser for DEM Equity Fund, DEM Index Fund, DEM Multi Manager Bond Fund, and DEM Multi Manager Equity Fund, four other series of The Chapman Funds. In addition, CCM serves as portfolio manager to private accounts. As of January 31, 2000, CCM had approximately $741 million in assets under management.

      CCM provides investment advice to the funds and, in general, conducts the management and investment programs of the funds in accordance with each fund's investment objectives, policies and restrictions.

PORTFOLIO MANAGEMENT

      Nathan A. Chapman, Jr., who has been the president, chief executive officer and chairman of the board of directors of CCM since 1988, is primarily responsible for the management of the fund's assets.

      Mr. Chapman has served as president, chief executive officer and chairman of the board of directors of The Chapman Funds, Inc. since its organization in 1988. In addition, Mr. Chapman founded The Chapman Co., which serves as the fund's distributor, in 1987 and has been its president, chief executive officer and chairman of the board of directors since its inception. The Chapman Co. is a full-service brokerage and investment banking firm. Because Mr. Chapman is the chief executive officer of a brokerage and investment banking firm, he does not devote his full time to the management of the fund's portfolio.

THE MANAGEMENT FEE

      Each fund pays CCM an annual advisory fee of .5% of the fund's average daily net assets and an administration fee of .1% of the fund's average daily net assets. Both fees are calculated daily and paid monthly.

                               INVESTMENT PROGRAM

      This section takes a detailed look at some of the types of securities the funds may hold in their portfolios and the various kinds of investment practices that may be used in day-to-day portfolio management. Each fund's investment program is subject to further restrictions and risks described in the statement of additional information.

TYPES OF PORTFOLIO SECURITIES

      Both funds maintain an average maturity of 90 days or less and do not invest in securities with maturities of more than 13 months. The following describes the principal types of portfolio securities and investment management practices of the funds.

      THE CHAPMAN US TREASURY MONEY FUND

      The Chapman US Treasury Money Fund only invests in US Treasury securities and repurchase agreements collateralized by US Treasury securities.

      THE CHAPMAN INSTITUTIONAL CASH MANAGEMENT FUND

      The Chapman Institutional Cash Management Fund may invest exclusively in U.S. dollar-denominated money market securities, including those issued by:

      -     the US government and its agencies and instrumentalities

      -     US banks and US branches of foreign banks

      -     corporate issuers

      The fund may also enter into repurchase agreements with primary dealers in US government securities or with US banks with total assets of at least $1 billion.

      The fund may not invest more than 5% of its total assets in securities rated in the second-highest short-term category (or unrated equivalents). The rest of the fund's investments must consist of securities rated in the highest short-term category.

      The fund may not invest more than 25% of its total assets in obligations of U.S. branches of foreign banks.

OTHER INVESTMENT LIMITATIONS

      The following paragraphs describe additional investment policies and limitations to which the funds adhere.

      In general, neither fund will:

      -     Issue senior securities

      -     Borrow money

      -     Pledge or mortgage its assets

      -     Lend money or securities

      -     Invest more than 10% of its net assets in illiquid securities

 EXCEPTIONS: The funds may borrow money from banks for temporary purposes in amounts up to 25% of their total assets. In addition, The Chapman Institutional Cash Management Fund may enter into reverse repurchase agreements in accordance with its investment policies for temporary purposes, provided that the fund's combined bank borrowings and reverse repurchase agreements do not exceed 25% of the value of its total assets.

      In order to change these investment policies and limitations, as well as the investment objectives of each of the funds, which are designated as "fundamental policies," the funds must obtain stockholder approval.

      The funds also follow certain investment policies that can be changed without stockholder approval. However, significant changes are discussed with stockholders in fund reports. Each fund adheres to applicable investment restrictions and policies at the time it makes an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

THE YEAR 2000 PROCESSING ISSUE

      Because of the arrival of the Year 2000, existing software programs and operating systems must be reviewed to determine if they can accommodate information that employs dates after December 31, 1999. Chapman Capital Management, Inc., the funds' investment adviser, has taken steps intended to assure that its major computer systems are Year 2000 ready, including assessment of systems, internal testing, point-to-point testing, training, and replacement and modification of existing systems.

      Chapman Capital Management, Inc. has prepared a written plan detailing its software and operating systems readiness issues for the Year 2000. The plan identifies mission-critical and non mission-critical operating systems. Working with its hardware and software vendors and other third parties to prepare for the Year 2000, Chapman Capital Management, Inc. substantially completed necessary hardware and software renovations during the second quarter of 1999. Chapman Capital Management, Inc. tested its systems during the third quarter of 1999 to determine the effect of its readiness efforts.

      The Year 2000 readiness plan involves four phases:

      PHASE I--ASSESSMENT. This phase involved the identification of all systems that are date dependent. This phase was substantially completed during the first quarter of 1998.

      PHASE II--RENOVATION. This phase involved the identification and replacement of mission-critical systems which Chapman Capital Management, Inc. was unable to update or certify as compliant. This phase commenced in the first quarter of 1998 and was substantially completed in the second quarter of 1999. Remaining activities relate to monitoring and following up with third parties as part of the contingency planning activities in Phase IV.

      PHASE III--TESTING. This phase involves testing all systems that are date dependent and upgrading all non-compliant systems. Chapman Capital Management, Inc. completed this phase during the third quarter of 1999.

      PHASE IV--CONTINGENCY PLANNING. This phase involves an assessment of all mission-critical systems for potential problems that would result from Year 2000 related failures of software and hardware and also the development of plans and strategies to continue operations should a failure occur. Chapman Capital

Management, Inc. has prepared the initial plan and will continue to refine and expand it as required through the first quarter of 2000.

      Within the Year 2000 readiness plan, Chapman Capital Management, Inc. has identified systems as "mission-critical" and "non mission-critical". Chapman Capital Management has identified systems as "mission-critical" if the loss of the system, software or facility would cause an immediate stoppage of activity or a significant impairment of a core business area. Chapman Capital Management determined systems to be non-Y2K ready based on information from manufacturers. It identified systems as "non mission-critical" if loss of the system, although inconvenient, would not cause an immediate stoppage of activity or significant impairment of the status of a core business area. The following table summarizes our estimate of the status of mission-critical elements of our Year 2000 readiness plan:

                                                                                         NUMBER OF
                                                     NUMBER OF       NUMBER OF             MISSION
                                   NUMBER OF          MISSION-        MISSION-            CRITICAL
                                    MISSION-          CRITICAL        CRITICAL         SYSTEMS FOR
                                    CRITICAL           SYSTEMS      SYSTEMS IN         WHICH PHASE
                                     SYSTEMS         COMPLETED         PROCESS      NOT APPLICABLE
Assessment                                32                32              --                  --
Renovation                                32                23              --                   9
Testing                                   32                23              --                   9
Contingency Planning                      32                --              32                  --

      We have relationships with third parties that may have computer systems that are not Year 2000 ready. Chapman Capital Management, Inc. has identified the third parties upon which we rely for mission-critical systems and has contacted these third parties to confirm that their systems are Year 2000 ready. Responses from the majority of these vendors during the first and second quarters indicated that they expected to reach compliance by the third quarter of 1999. The contingency plan calls for the replacement, whenever feasible, of any vendors of mission critical systems that have not verified readiness by September 30, 1999. As of the date of this prospectus, all of our vendors of mission critical systems have verified readiness.

      Although we suffered no significant Year 2000 problems at the start of 2000 and while we believe that Chapman Capital Management, Inc. has taken prudent and necessary action to become Year 2000 ready, we can give no assurance that the Year 2000 issue will not result in information or communications systems interruptions. Any interruptions could be expected to have an adverse effect on the funds' returns.

                              FINANCIAL HIGHLIGHTS

      Table 3 is intended to help you understand The Chapman US Treasury Money Fund's performance for the past five years. (The Chapman Institutional Cash Management Fund has not been active since 1991.) Certain information reflects financial results for a single fund share. The total returns in the table represent the return that an investor would have earned on an investment in a fund (assuming reinvestment of dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                     TABLE 3
                              FINANCIAL HIGHLIGHTS


                                                                  FOR THE YEARS ENDED OCTOBER 31,
                                                                  -------------------------------

                                                        1999        1998        1997        1996        1995
                                                        ----        ----        ----        ----        ----
Net Asset Value, Beginning of Period                     $1.00       $1.00       $1.00       $1.00       $1.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income............................        .0415       .0477      0.0470      0.0464       0.497
LESS DISTRIBUTIONS
Dividends (from net investment
  income)........................................        .0415       .0477      0.0470      0.0464       0.497
Net Asset Value, End of Period...................        $1.00       $1.00       $1.00       $1.00       $1.00
Total Return.....................................        4.24%       4.88%       4.80%       4.74%       5.09%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period
(000 omitted)...................................     $116,041     $76,479     $60,210     $55,129     $34,371
Ratio of Expenses to Average Net Assets*........        0.65%       0.65%       0.67%       0.75%       0.75%
Ratio of Expenses to Average Net Assets (prior
  to reimbursement)*.............................        0.80%       0.94%       0.93%       0.87%       0.97%
Ratio of Net Investment Income to Average Net
  Assets.........................................        4.18%       4.75%       4.72%       4.63%       5.02%


-----------

* Chapman Capital Management, Inc., the fund's investment adviser, has agreed to bear all expenses (excluding income, excise and other taxes, and extraordinary expenses) of the Chapman US Treasury Money Fund in excess of .65% of average daily net assets on an annual basis. Prior to January 1, 1997 the fund's expenses were limited to .75% of average daily net assets on an annual basis.

                       THE CHAPMAN US TREASURY MONEY FUND
                 THE CHAPMAN INSTITUTIONAL CASH MANAGEMENT FUND

      A Statement of Additional Information which contains additional information about the funds has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about the funds' investments is available in the annual and semi-annual stockholder reports. To obtain free copies of any of these documents or for stockholder inquiries, call (800) 752-1013.

      Fund reports and a statement of additional information are also available from the Securities and Exchange Commission by calling (800) SEC-0330, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102, (you will be charged a duplicating fee); or by electronic request at publicinfo@sec.gov; or by consulting the SEC's web site at www.sec.gov.

                                                         The Chapman Funds, Inc.

                                                    World Trade Center-Baltimore

                                               401 East Pratt Street, 28th Floor

                                                       Baltimore, Maryland 21201

                                                                  (800) 752-1013

                                                          www.chapmancompany.com

                                                      1940 ACT FILE NO. 811-5697

                                     [LOGO]


                       STATEMENT OF ADDITIONAL INFORMATION

                               February 29, 2000

                             THE CHAPMAN FUNDS, INC.

                       THE CHAPMAN US TREASURY MONEY FUND
                 THE CHAPMAN INSTITUTIONAL CASH MANAGEMENT FUND

                          WORLD TRADE CENTER-BALTIMORE
                        401 EAST PRATT STREET, 28TH FLOOR
                            BALTIMORE, MARYLAND 21202
                        (410) 625-9656 OR (800) 752-1013

This Statement of Additional Information is not a prospectus and is only authorized for distribution when preceded or accompanied by the Company's prospectus dated February 29, 2000 (the "Prospectus"). This Statement of Additional Information contains additional information to that set forth in the Prospectus and should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained without charge by writing the Funds' distributor, The Chapman Co., World Trade Center-Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202, or calling (410) 625-9656 or (800) 752-1013.

                                    CONTENTS

Investment Objectives and Policies......................................   B- 2
Investment Program......................................................   B- 2
Management..............................................................   B- 7
Purchase of Shares......................................................   B-14
Exchanges...............................................................   B-14
Redemption of Shares....................................................   B-15
Portfolio Transactions..................................................   B-16
Net Asset Value.........................................................   B-17
Dividends...............................................................   B-17
Taxes...................................................................   B-18
Yield...................................................................   B-18
Capital Stock...........................................................   B-19
Counsel to the Company..................................................   B-19
Independent Auditors....................................................   B-20
Financial Statements....................................................   B-20


                       INVESTMENT OBJECTIVES AND POLICIES

     The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund (each a "Fund" and collectively the "Funds") are each a series of The Chapman Funds, Inc., (the "Company") an open-end management investment company, known as a "series fund"; the Funds and each other series of the Company are herein referred to as a "Series"). Both Funds are considered diversified under the Investment Company Act of 1940 (the "1940 Act").

     The Chapman US Treasury Money Fund invests in US Treasury obligations and repurchase agreements fully collateralized by such obligations.

     The Chapman Institutional Cash Management Fund invests in high quality short-term money market securities, including US Government obligations, bank instruments, commercial paper and repurchase agreements.

     The following information supplements the discussion of the investment policies of the Funds found in the Prospectus. Except for the investment objectives and policies of The Chapman US Treasury Money Fund and the matters specified under "Investment Limitations" in the Prospectus and in this Statement of Additional Information, all matters described herein and in the Prospectus are not fundamental and may be changed without the approval of stockholders. Each Fund's fundamental policies may not be changed without the approval of at least a majority of the outstanding shares of the Fund or, if it is less, 67% of the shares represented at a meeting of stockholders at which the holders of 50% or more of the shares are represented.

                               INVESTMENT PROGRAM

INVESTMENTS

     Set forth below is additional information about certain of the investments described in the Fund's prospectus.

     The Chapman Institutional Cash Management Fund will limit its portfolio investments to US dollar-denominated instruments that the Company's Board of Directors determines present minimal credit risk (based on factors in addition to the rating assigned to the security by the rating agency) and which are eligible securities at the time of acquisition. Eligible securities include those rated in one of the two highest rating categories for short-term debt obligations by two nationally recognized statistical rating organizations or, if only one such rating organization has issued a rating, by that rating organization. Eligible securities may also include unrated securities of comparable quality as determined by the Company's Board of Directors.

     At least 95% of the total assets of The Chapman Institutional Management Fund will be invested in eligible securities which are first tier securities (as defined in Rule 2a-7). First tier securities include eligible securities rated in the highest rating category for short-term debt obligations by two nationally recognized statistical rating organizations or, if only one such rating organization has issued a rating, by that rating organization. First tier securities may also include unrated securities of comparable quality as determined by the Company's Board of Directors. The Chapman Institutional Cash Management Fund may invest up to 5% of its total assets in eligible securities which are not first tier securities, but not more than the greater of 1% of its total assets or $1,000,000 may be invested in eligible securities of any issuer which are not first tier securities.

     The Chapman Institutional Cash Management Fund will not invest more than 5% of its total assets in securities (other than government securities) issued by a single issuer, although it may do so for up to three business days. The limitations in this paragraph and the preceding one apply to the securities underlying a repurchase agreement, rather than to the counterparty to the repurchase agreement.

     Government Securities are marketable securities which are direct obligations of or are guaranteed by the US Government or its agencies or instrumentalities.

     US Treasury bills, notes and bonds are direct obligations of the US Government. Treasury bills mature in one year or less. Treasury notes mature in one to ten years. Treasury bonds mature after more than ten years. The Funds will invest in Treasury bills, notes and bonds having a maturity or remaining maturity of one year or less.

     Obligations of US Government agencies and instrumentalities are not obligations of the US Government, although in some cases payment of interest and principal on these obligations is guaranteed by the US Government. Examples of these securities include those issued by or guaranteed by the Government National Mortgage Association, the Export-Import Bank, The Federal Farm Credit System, the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association and the Student Loan Marketing Association.

     Bank instruments are limited to certificates of deposit, banker's acceptances and fixed time deposits.

     A certificate of deposit is a short-term negotiable certificate issued by a bank, savings bank or savings and loan association against deposited funds which is either interest-bearing or purchased on a discount basis. Certificates of deposit may have variable interest rates which are periodically adjusted prior to maturity based upon a designated market rate.

     A bankers' acceptance is a time draft drawn on a commercial bank usually by a commercial borrower in connection with international commerce. The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at face amount at maturity, usually within six months.

     A fixed time deposit is an obligation of a bank, savings bank or savings and loan association which is payable at a stated maturity date and bears a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. The Chapman Institutional Cash Management Fund will not invest more than 10% of its net assets in fixed time deposits having a maturity of more than seven days and other securities which are not readily marketable.

     The Chapman Institutional Cash Management Fund will invest in instruments of US banks, savings banks and savings and loan associations having total assets of at least $1 billion and in dollar-denominated instruments of US branches of foreign banks, if the foreign bank has total assets of at least $1 billion or the equivalent in other currencies.

     Domestic banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose obligations may be purchased by The Chapman Institutional Cash Management Fund are insured by the FDIC (although such insurance may not be of benefit to the Fund, depending upon the nature and principal amount of the obligation of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal and state laws and regulations, US banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

     Obligations of US branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states may or may not be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.

     Although obligations of savings banks and savings and loan associations and US branches of foreign banks may be higher yielding than obligations of US banks, investment in these obligations may involve greater risk. These risks may include less extensive regulation, supervision and examination of, and limited public availability of information concerning, US branches of foreign banks. Obligations of US branches of foreign banks may be limited obligations of the US branches and may not necessarily be insured by the FDIC.

     There is no limitation on the portion of the assets of The Chapman Institutional Cash Management Fund which may be invested in obligations of US banks. Not more than 5% of its total assets may be invested in obligations of savings banks and savings and loan associations and not more than 25% of its total assets may be invested in obligations of US branches of foreign banks.

     Commercial Instruments are short-term unsecured promissory notes issued by corporations to finance their short-term credit needs, usually sold at a discount with a maturity of less than nine months. The Chapman Institutional Cash Management Fund may invest in commercial instruments which are issued under
Section 4(2) of the Securities Act of 1933 and are restricted as to disposition. The Fund will not invest more than 10% of its net assets in such instruments and other securities which are not readily marketable.

COMMERCIAL PAPER RATINGS

     Moody's Investors Service, Inc. ("Moody's") describes its two highest commercial paper ratings as follows: "P-1 -the highest grade possessing greater relative strength; P-2-second highest grade possessing less relative strength than the highest grade." Standard & Poor's Corporation ("S&P") describes its two highest commercial paper ratings as follows: "A-1-judged to be the highest investment grade category possessing the highest relative strength; A-2-investment grade category possessing less relative strength than the highest rating."

     If a portfolio security ceases to be a first tier security, as defined in Rule 2a-7 of the 1940 Act, (either because it no longer has the highest rating from the requisite nationally recognized statistical rating organization or the Board of Directors determines that it is no longer of comparable quality to a first tier security), the security will be disposed of unless it matures within five days or unless the Board of Directors determines that other action is in the best interests of the Fund and its shareholders.

     Floating and Variable Rate Obligations include obligations issued by or guaranteed by agencies or instrumentalities of the US Government, certificates of deposit and commercial instruments. The rates on these instruments vary with changes in a specified market rate or index, such as the prime rate, and at specified intervals. Instruments of this type having maturities exceeding 397 days may be purchased and will be treated as having a maturity of less than one year if the conditions of Rule 2a-7 under the 1940 Act are satisfied.

     The Chapman Institutional Cash Management Fund will purchase floating and variable rate obligations of issuers which meet the requirements described previously. Certain floating and variable rate obligations carry a demand feature that would permit the holder to tender them back to the issuer or to a remarketing agent prior to maturity, in most cases upon notice of seven days or less. If the notice period exceeds seven days, the Board of Directors will monitor on an ongoing basis the liquidity of the demand instrument. The Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Fund's custodian subject to a sub-custodian agreement approved by the Company between that bank and the Fund's custodian.

     Repurchase Agreements involve the acquisition of an underlying US Government obligation, subject to an obligation of the seller to repurchase, and the Fund to resell the instrument at an agreed time and price. The Chapman US Treasury Money Fund will only enter into repurchase agreements collateralized fully by US Treasury securities. The resale price will reflect an agreed upon market rate effective for the period of time the Fund's money will be invested in the security and may not be related to the coupon rate of the purchased security. At the time a Fund enters into a repurchase agreement, the value of the underlying security (reduced by the transaction costs, including loss of interest, that the Fund reasonably could expect to incur if the seller defaults) will at least be equal to the resale price provided in the repurchase agreement, and, in the case of repurchase agreements exceeding one day, the seller will agree that the value of the underlying security, as similarly reduced, will on each day at least be equal to the resale price provided in the repurchase agreement. Chapman Capital Management, Inc., the Funds' investment adviser, will monitor compliance with this requirement on an on-going basis. Repurchase agreements entered into by the Funds will generally have a term of not more than seven days from purchase, although the underlying securities may have longer terms.

     The Funds will enter into repurchase agreements only with primary dealers in US Government securities or with US banks with total assets of at least $1 billion. The Funds will consider on an ongoing basis the credit worthiness of the institutions with which they enter into repurchase agreements. If the seller under a repurchase agreement fails to repurchase the obligation in accordance with the agreement, the Fund could experience losses that may include possible decline in the value of the underlying security during the period the Fund seeks to enforce its rights, additional expenses, possible loss of income or proceeds of the repurchase, and possible delay in the disposition of the underlying security pending court action. Repurchase agreements are considered to be loans under the 1940 Act, collateralized by the underlying securities.

     Reverse Repurchase Agreements involve the sale of portfolio securities and an agreement to repurchase them from the buyer at a particular date and price. The Chapman US Treasury Money Fund will not enter into reverse repurchase agreements. The Chapman Institutional Cash Management Fund will use reverse repurchase agreements only when necessary to meet unanticipated net redemptions so as to avoid liquidating portfolio securities during adverse market conditions when the income on the portfolio securities which would otherwise be liquidated to meet redemptions is greater than the interest expense incurred as a result of the reverse repurchase transactions.

     When The Chapman Institutional Cash Management Fund enters into a reverse repurchase agreement, its custodian will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest). The Fund will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the Fund and the use of reverse repurchase agreements is considered a form of leveraging under the 1940 Act. Reverse repurchase agreements may involve the risk that the market value of the securities sold may decline below the price at which the Fund is obligated to repurchase. The Fund will enter into reverse repurchase agreements only with primary dealers in US Government securities.

INVESTMENT LIMITATIONS

     The Funds may not issue senior securities, borrow money or pledge or mortgage their assets, except as described below. The Funds may borrow money from banks for temporary purposes in amounts up to 25% of the current value of their total assets. The Chapman Institutional Cash Management Fund may enter into reverse repurchase agreements in accordance with its investment policies for temporary purposes and in amounts that combined with bank borrowings do not exceed 25% of the current value of its total assets. A Fund will not purchase additional portfolio securities while borrowings and reverse repurchase agreements exceed 5% of the Fund's total assets. The Funds may not lend money or securities except to the extent that investments may be considered loans.

     Because The Chapman US Treasury Fund will invest only in US Treasury securities, and repurchase agreements fully collateralized by US Treasury securities, it will not invest more than 25% of its assets in investments in any industry. The Chapman Institutional Cash Management Fund may not invest more than 5% of the current value of its total assets in any one issuer, except the US Government and its agencies and instrumentalities, and may not invest more than 25% of the current value of its total assets in securities of issuers conducting their principal business activities in the same industry. The Chapman Institutional Cash Management Fund reserves freedom of action to invest more than 25% of its assets in obligations of domestic branches of domestic banks. There is no limit on the portion of the Fund's assets which may be invested in obligations of US banks. The Fund may not invest more than 5% of its total assets in obligations of savings banks and savings and loan associations and not more than 25% of its total assets in obligations of US branches of foreign banks.

     Neither Fund may invest more than 10% of its net assets in securities that are not readily marketable, including securities restricted as to disposition under the Securities Act of 1933, repurchase agreements having maturities of more than seven days, fixed time deposits subject to withdrawal penalties having maturities of more than seven days and floating and variable rate obligations if the demand feature has a notice period of more than seven days.

     In addition to the foregoing limitations and the limitations described under "Investment Limitations" in the Prospectus, each of the Funds may not:

       (i) make short sales of securities, write put or call options or purchase securities on margin;

       (ii) underwrite securities of other issuers except to the extent that a Fund's purchase of certain investments from an issuer or an underwriter for the issue and subsequent disposition of such investments in accordance with the Fund's investment program may be deemed an underwriting;

       (iii) lend portfolio securities except to the extent that a reverse repurchase agreement may be deemed a loan of the securities which the Fund is obligated to repurchase;

       (iv) own more than 10% of the outstanding voting securities of any issuer;

       (v) purchase or sell real estate or real estate mortgage loans (other than securities secured by real estate or interests in real estate or securities of issuers that invest in real estate or interests in real estate);

       (vi) purchase or sell commodities or commodity contracts including futures contracts; or

       (vii) purchase securities of other investment companies (except as part of a merger, consolidation, reorganization or purchase of assets approved by the Fund's stockholders).

     If a percentage limitation set forth in the Prospectus or herein is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of the Fund's portfolio securities will not constitute a violation of the limitation.

                                   MANAGEMENT

BOARD OF DIRECTORS

     The Funds are managed by the Company's Board of Directors. All of the directors are members of minority groups. The Board of Directors approves all significant agreements between each Fund and other Series of the Company and between each Fund and persons who furnish services to the Funds, including the Funds' agreements with Chapman Capital Management, Inc., ("CCM") the Funds' investment adviser, and The Chapman Co., the Funds' distributor. The Board of Directors delegates to the Company's officers and CCM responsibility for day-to-day operations of the Funds. All of the officers of the Company are directors, officers or employees of CCM or The Chapman Co.

     The directors and officers of the Company are listed below. Directors deemed to be "interested persons" of the Company for purposes of the 1940 Act are indicated by asterisk.


                                                   POSITION HELD WITH THE                 PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS                           AGE           COMPANY                             DURING PAST 5 YEARS
----------------                           ---           -------                             -------------------

Nathan A. Chapman, Jr.*                    42       President, Director and           President and Director since 1986
World Trade Center-Baltimore                        Chairman of the Board             Director since 1988 of Chapman
of The Chapman Co. President and                                                      Capital Management, Inc. President
401 East Pratt Street, 28th Floor                                                     and Director of Chapman Holdings,
Baltimore, Maryland 21202                                                             Inc. since 1997. President and
                                                                                      Director of Chapman Capital
                                                                                      Management Holdings, Inc. since 1998

                                      B-7

Dr. Glenda Glover                          47       Director                          Dean of School of Business, Jackson
World Trade Center-Baltimore                                                          state University since 1994.
401 East Pratt Street, 28th Floor                                                     Chairperson of Accounting
Baltimore, Maryland 21202                                                             Department, Howard University from
                                                                                      1990 through 1994.

Dr. Benjamin Hooks*                        75       Director                          Senior Vice President of The
World Trade Center-Baltimore                                                          Chapman Co. since 1993. Executive
401 East Pratt Street, 28th Floor                                                     Director of the NAACP from 1977 to
Baltimore, Maryland 21202                                                             1993.



Wilfred Marshall                           64       Director                          Principal, Marshall Enterprises
World Trade Center-Baltimore                                                          since 1994. Director, Mayor's
401 East Pratt Street, 28th Floor                                                     Office of Small Business
Baltimore, Maryland 21202                                                             Assistance-City of Los Angeles 1981
                                                                                      to 1994.



David Rivers                               56    Director                             Director of Community Development
World Trade Center-Baltimore                                                          Medical University of South
401 East Pratt Street, 28th Floor                                                     Carolina Environmental Hazards
Baltimore, Maryland 21202                                                             Assessment Program since 1994;
                                                                                      President, Research Planning and
                                                                                      Management from 1991 to 1994.


Lottie H. Shackelford*                     58    Director                             Executive Vice President of Global
World Trade Center-Baltimore                                                          USA since 1994. City Director of
401 East Pratt Street, 28th Floor                                                     Little Rock, Arkansas, 1978 to
Baltimore, Maryland 21202                                                             1992. Director of Chapman
                                                                                      Holdings, Inc. since 1998.


Ronald A. White                            50    Director                             Senior Partner, Ronald A. White,
World Trade Center-Baltimore                                                          P.C., since 1982.
401 East Pratt Street, 28th Floor
Baltimore, Maryland 21201

                                      B-8

Earl U. Bravo, Sr.                               Secretary and Assistant              Secretary and Assistant Treasurer
World Trade Center-Baltimore               52    Treasurer                            since 1997 of The Chapman Co.
401 East Pratt Street, 28th Floor                                                     Senior Vice President, Secretary,
Baltimore, Maryland 21202                                                             Assistant Treasurer and Director of
                                                                                      Chapman Holdings, Inc. since 1997.


                                                                                      Vice President, Secretary,
                                                                                      Assistant Treasurer and Director of
                                                                                      Chapman Capital Management
                                                                                      Holdings, Inc. since 1998.
                                                                                      Mr. Bravo has been employed in
                                                                                      various senior executive positions
                                                                                      with The Chapman Co. and Chapman
                                                                                      Capital Management, Inc. since 1990.


M. Lynn Ballard                            57    Treasurer and Assistant              Treasurer and Assistant Secretary
World Trade Center-Baltimore                     Secretary                            since 1997 of The Chapman Co.
401 East Pratt Street, 28th Floor                                                     Treasurer and Assistant Secretary
Baltimore, Maryland 21202                                                             of Chapman Holdings, Inc. since
                                                                                      1997 and Chapman Capital Management
                                                                                      Holdings, Inc. since 1998.
                                                                                      Ms. Ballard has been employed as a
                                                                                      senior financial executive of The
                                                                                      Chapman Co. and Chapman Capital
                                                                                      Management, Inc. since 1990.


     The Company pays directors who are not officers of the Company a fee of $1,000 for each Board of Directors meeting attended and reimburses each such director for all out-of-pocket expenses relating to the attendance at meetings. Officers of the Company do not receive compensation from the Company.

COMPENSATION TABLE-FISCAL YEAR 1998

                                                                                                           TOTAL COMPENSATION FROM
                                           AGGREGATE        RETIREMENT OR PENSION      ESTIMATED ANNUAL       COMPANY AND FUND
                                       COMPENSATION FROM     BENEFITS ACCRUED AS        BENEFITS UPON       COMPLEX (2 COMPANIES)
NAME OF PERSON/POSITION                     COMPANY        PART OF COMPANY EXPENSES       RETIREMENT          PAID TO DIRECTORS
-----------------------                     -------        ------------------------       ----------          -----------------

Nathan A. Chapman, Jr.                       None                    None                    None                    None
President, Director, Chairman of
the Board


Dr. Glenda Glover                           $5,000                   None                    None                   $5,000
Director



Dr. Benjamin Hooks                          $4,000                   None                    None                   $4,000
Director



James Lewis*                                $3,000                   None                    None                   $3,000
Director



Wilfred Marshall                            $5,000                   None                    None                   $5,000
Director



Lottie Shackelford                          $3,000                   None                    None                   $3,000
Director



Ronald A. White                             $2,000                   None                    None                   $2,000
Director


David Rivers                                $5,000                   None                    None                   $5,000
Director


*Mr. Lewis served as a director of the Company until August, 1999.

     Under the Company's charter and Maryland law, directors and officers of the Company are not liable to the Company or its stockholders except for receipt of an improper personal benefit or active and deliberate dishonesty. The Company's charter requires that it indemnify its directors and officers against liabilities unless it is proven that a director or officer acted in bad faith or with active and deliberate dishonesty or received an improper personal benefit. These provisions are subject to the limitation under the 1940 Act that no director or officer may be protected against liability to the Company for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his office.

     Because other series of the Company have in place certain distribution arrangements that are regulated by the 1940 Act, the directors of the Company who are not "interested persons" of the Company, as defined in the 1940 Act, will be selected and nominated by the directors who are not "interested persons" of the Company.

The Company, Chapman Capital Management and the Chapman Co. have adopted a code of ethics in accordance with the requirements of rule 17j-1(a) under the 1940 Act. The code prohibits all officers or employees of The Company, Chapman Capital Management and The Chapman Co. and their respective affiliates or subsidiaries from engaging (with certain exceptions) in any securities transactions without approval. In addition, directors of The Chapman Funds who are deemed to be "interested persons" in The Company for purposes of the 1940 Act are prohibited (with certain exceptions) from engaging in any securities transactions without prior approval when the director has knowledge that the security is being either decreased or sold by a series for purchase or sale by a series.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     The following table sets forth, to the Company's knowledge, the name, address and percentage of the outstanding shares of the Fund owned beneficially by each person who owned beneficially 5% or more of the outstanding common stock as of January 31, 2000.


NAME OF BENEFICIAL OWNER                                  ADDRESS               %
------------------------                                 --------               --
Maryland Teachers and State Employees       6 St. Paul Street, Suite 200
Supplemental Retirement Agency              Baltimore, MD 21202                 47%

City of Philadelphia                        640 MSB, 1404 JFK Boulevard
                                            Philadelphia, PA 19102-1681          9%

State Treasurer of Mississippi              PO Box 138
                                            Jackson, MS 39205                    9%

Union Planters National Bank                PO Box 387
                                            Memphis, TN  38147                   5%

Nathan A. Chapman, Jr.                      401 E. Pratt Street
                                            28th Floor
                                            Baltimore, MD 21202                  5%*

All Directors and Officers                  401 E. Pratt Street
of the Fund as a Group                      28th Floor
                                            Baltimore, MD 21202                  5%*


* Mr. Chapman, President, Chairman of the Board and a Director of the Company is a beneficial owner of the shares of the Fund owned of record by Chapman Capital Management Holdings, Inc. and Chapman Holdings, Inc. Mr. Chapman is the President, Chairman of the Board and a Director of Chapman Capital Management Holdings, Inc. Mr. Chapman owns a majority of the outstanding common stock of each of Chapman Capital Management Holdings, Inc. and Chapman Holdings, Inc.

     Because the Maryland Teachers and State Employees Supplemental Retirement Agency owns 47% of the issued and outstanding common stock of The Chapman US Treasury Money Fund, such stockholder is deemed to control the Fund. Accordingly, such stockholder has significant power to affect the affairs of the Fund or to determine or influence the outcome of matters submitted to a vote of the stockholders of the Fund.

     There were no shares of The Chapman Institutional Cash Management Fund outstanding as of January 31, 2000.

THE INVESTMENT ADVISOR

     CCM, the Funds' investment adviser, has been retained under an advisory and administrative services agreement ("Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of each Fund in accordance with each Fund's investment objectives, policies, and restrictions and under the supervision and control of the Company's Board of Directors. CCM was established in 1988 and is located at the World Trade Center-Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202.

     CCM is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc., which is structured as a holding company of CCM. Nathan A. Chapman, Jr., who is the controlling stockholder of Chapman Capital Management Holdings, Inc., is a controlling person (as that term is defined under the 1940 Act) of Chapman Capital Management Holdings, Inc. and, therefore, a controlling person of CCM.

The table below sets forth the names of affiliated persons of the Company who are also affiliated persons of CCM:


NAME AND
PRINCIPAL BUSINESS ADDRESS                         POSITION WITH CCM                        POSITION WITH COMPANY
--------------------------                         -----------------                        ---------------------
Nathan A. Chapman, Jr................           President and Director              President, Director and Chairman of the Board


Earl U. Bravo, Sr....................           Secretary and Assistant             Secretary and Assistant Treasurer
                                                Treasurer


M. Lynn Ballard......................           Treasurer and Assistant             Treasurer and Assistant Secretary
                                                Secretary



     CCM has sole investment discretion for the Funds and makes all decisions affecting assets in the Funds' portfolios under the supervision of the Company's Board of Directors and in accordance with each Fund's stated policies. CCM selects investments for each Fund and places purchase and sale orders on behalf of the Funds. CCM receives from each Fund an advisory fee at an annual rate of
 .5% of each Fund's average daily net assets and an administration fee of .1% of each Fund's average daily net assets. Both fees are calculated daily and paid monthly. For the fiscal years ended October 31, 1999, 1998, and 1997 the CCM received management and administrative fees of $432,883 and $86,577, $243,507 and 48,701, and $253,201and $50,640 respectively, from The Chapman US Treasury Money Fund. CCM reimbursed expenses above .65%, .65% and .67% of average daily net assets for The Chapman US Treasury Money Fund for the years ended October 31, 1999, 1998, and 1997, respectively, amounting to $127,238, $142,418, and
$134,280, respectively.

     During fiscal year 1991, The Chapman Institutional Cash Management Fund liquidated its portfolio and distributed the proceeds to its shareholders. There has been no activity, including subscriptions for purchases of shares, in The Chapman Institutional Cash Management Fund since that time. However, The Chapman Institutional Cash Management Fund is still authorized to sell shares to investors meeting the qualifications of the Fund's Prospectus.

     The Investment Advisor has agreed to continue to bear annual expenses (excluding income, excise and other taxes and extraordinary expenses) in excess of .65% and .75% of average daily net assets for The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund, respectively, until at least December 31, 2000. However, the Investment Advisor's obligation is limited to the total of its advisory and administration fees and there is no guarantee that the Investment Advisor will continue to provide the funds with these fee waivers beyond December 31, 2000.

     In connection with the provision of advisory services, CCM will obtain and provide investment research and will supervise each Fund's investments each conduct a continuous program of investment, evaluation and, if appropriate, sale and reinvestment of the Funds' assets. CCM will place orders for the purchase and sale of portfolio securities and will solicit brokers to execute transactions, including The Chapman Co., in accordance with the Company's policies and restrictions regarding brokerage allocations. CCM will furnish to the Company such statistical information with respect to the investments which the Fund may hold or contemplate purchasing as the Company may reasonably request. Further, CCM will supply office facilities, data processing services, clerical, accounting and bookkeeping services, internal auditing services, executive and other administrative services; provide stationery and office supplies; prepare reports to the Fund's stockholders, tax returns and reports to and filings with the SEC and state Blue Sky authorities; calculate the net asset value of each Fund's shares; provide persons to serve as the Company's officers and generally assist in all aspects of the Company's operations. CCM will pay for its own costs in providing the above listed services.

DISTRIBUTOR AND PRINCIPAL UNDERWRITER

     The Chapman Co., the Funds' distributor, is a registered broker-dealer and a member of the NASD. The Chapman Co. is located at the World Trade Center-Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202. The offering of each Fund's shares is continuous.

     The Chapman Co. acts as exclusive underwriter of the Funds on a best efforts basis. The Chapman Co. sells shares to investors without a sales charge. It receives no commissions, expenses or other compensation from the Company. It may pay commissions to its sales representatives or to other broker-dealers for sales of Fund shares. Listed below are persons affiliated with both the Funds and The Chapman Co.


NAME AND PRINCIPAL BUSINESS ADDRESS             POSITION WITH THE CHAPMAN CO.                      POSITION WITH COMPANY
-----------------------------------             -----------------------------                      ---------------------
Nathan A. Chapman, Jr.                           President and Director                              President, Director and
The Chapman Co.                                                                                      Chairman of the Board
401 E. Pratt St.
28th Floor
Baltimore, MD 21202


                                      B-13


Earl U. Bravo, Sr.                               Secretary and Assistant Treasurer                   Secretary and Assistant
The Chapman Co.                                                                                      Treasurer
401 E. Pratt St.
28th Floor
Baltimore, MD 21202

M. Lynn Ballard                                  Treasurer and Assistant Secretary                  Treasurer and Assistant
The Chapman Co.                                                                                     Secretary
401 E. Pratt Street
28th Floor
Baltimore, MD 21202

Lottie Shackelford                               Control Person
The Chapman Co.                                                                                      Director
401 E. Pratt Street
28th Floor
Baltimore, MD 21202


CUSTODIAN

     UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64141-6226, serves as custodian of the Funds. Under the Custody Agreement, the Bank has agreed to:
(1) maintain a separate account or accounts in the name of each of the Funds;
(2) receive, hold and deliver portfolio securities for the account of the Funds;
(3) collect and receive all income and other payments and distributions on account of the Funds' portfolio securities; (4) disburse funds to purchase portfolio securities, pay dividends and expenses and for other corporate purposes; and (5) make periodic reports to the Board of Directors concerning the Funds' operations.

TRANSFER AGENT

     CCM also serves as transfer agent and dividend paying agent pursuant to a Shareholder Services Agreement. Under the agreement, CCM has agreed to: (1) purchase and redeem shares of the Funds for stockholders; (2) maintain stockholder accounts; (3) distribute dividends in accordance with stockholder elections; (4) transmit communications by the Company to its stockholders of record, including reports to stockholders and proxy materials for meetings of stockholders, and (5) make periodic reports to the Company. For its services under the Agreement, the Transfer Agent will be compensated $18.00 per account, with a monthly minimum of $1,500.00 per Fund excluding out-of-pocket expenses. For the fiscal years ended October 31, 1999, 1998 and 1997, the US Treasury Fund has paid CCM $24,645, $18,578, and $18,989, respectively for it services under the Shareholders Services Agreement.

                               PURCHASE OF SHARES

     Shares of each Fund may be purchased by telephone and bank wire and by mail as described in the Prospectus.

     Each Fund's shares are sold at the net asset value per share of the Fund next determined after an order is accepted by CCM, as the Funds' transfer agent, and federal funds are received by CCM. Stockholders begin earning dividends on the day following the day on which the purchase order for the shares is effective;

provided, however, that if the investor notifies the Fund by 12:00 p.m. (Eastern Time) of its intention to wire payment and such wire payment is received by the CCM by 4:00 p.m. (Eastern Time) the same day, stockholders begin earning dividends on the same day the shares are purchased. Payments transmitted by check will normally be converted to federal funds by CCM, as agent for the investor, within one business day for checks drawn on a member bank of the Federal Reserve System, at which time the purchase would normally become effective. It will take longer for most other checks. All checks are accepted subject to collection at full face value in US funds and must be drawn in US dollars on a US bank. If purchases are made by check, redemption of such shares will not be effective, and the redemption proceeds will not be available, until the check has cleared, which may take up to 15 days. Shares will continue to accrue dividends during this period.

                                    EXCHANGES

     Shares of one Fund may be exchanged at net asset value for shares of the other Fund without charge. An exchange may be made by telephone as set forth in the Prospectus. An exchange may also be made by mail and must be made by mail if a new account must be opened or the accounts are not identically registered.

     An exchange may be made by letter to The Chapman Funds at the address set forth on the cover page of the Prospectus. The letter should be addressed to the Fund whose shares are being exchanged and should include names and numbers for both accounts and the amount being exchanged. The letter must be signed by all registered owners. If the accounts are not identically registered, the signatures must be guaranteed. If a shareholder does not have an account with each Fund, the letter must be accompanied by an Application.

     An exchange of shares will be effected at the net asset value per share of each Fund next determined after receipt by CCM of a request for exchange in proper form, including all stock certificates, stock powers, appropriate signatures, signature guarantees and other documentation as may be required by CCM.

                              REDEMPTION OF SHARES

     Shares of each Fund may be redeemed by telephone or wire as described in the Prospectus. Shares may also be redeemed by mail, and must be redeemed by mail, if the proceeds are to be sent to anyone other than the stockholder or to any bank account or address not specified in the application.

     Written requests for redemption must be signed by the registered stockholder. If the proceeds are paid to anyone other than the registered stockholder or sent to any address other than the stockholder's registered address or pre-designated bank account, signatures must be guaranteed.

     CCM will wire the redemption proceeds to a bank account at a commercial bank designated by the stockholder in the redemption request, if the stockholder so requests, or will mail a check to the address specified in the redemption request, if any required signature guarantee is provided.

     Signature guarantees must be by a national bank, a state bank or trust company or a member firm of the New York, American, Boston, Midwest or Pacific Stock Exchanges. Signature guarantees by a savings bank, savings and loan association or notary public are not acceptable.

     All requests for redemption should be sent to The Chapman Funds at the address set forth on the cover page of the Prospectus.

     For redemption requests received prior to 12:00 p.m. (Eastern Time) on any business day, the redemption proceeds normally will be available for payment to the shareholder on the same day. For redemption requests received after 12:00 p.m. (Eastern Time), redemption proceeds normally will be available for payment to the shareholder on such next business day.

     The Funds will attempt to make payment for all redemptions within one business day, but in no event later than seven days after receipt of a redemption request in proper form. The Funds reserve the right to suspend redemptions or postpone the day of payment for more than seven days in any periods during which the New York Stock Exchange is closed (other than for customary weekend and holiday closings), or when trading on that Exchange is restricted or any emergency exists, as determined by the Securities and Exchange Commission, which may make disposal of investments or determination of net asset value not reasonably practicable, or for such other periods as the Commission by order may permit for the protection of investors.

         If payment for shares is made by check, the Funds will not effect redemptions and redemption proceeds will not be available until the check has cleared, which may take up to 15 days. This provision will apply to certified and cashier's checks. Shares will continue to accrue dividends during this period.

                             PORTFOLIO TRANSACTIONS

     CCM is responsible for decisions to buy or sell securities and the selection of broker-dealers for the Funds subject to policies adopted by the Company's Board of Directors. Portfolio securities may be purchased directly from the issuer or from a dealer serving as market maker or may be purchased in broker's transactions. If securities are sold prior to maturity, they may be sold directly to an issuer or dealer or in broker's transactions. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid. The price paid to or received from a dealer for a security may include a spread between bid and asked prices. When securities are purchased or sold in a broker's transaction, a commission will be paid.

     The Company's policy for placing orders for purchases and sales of securities for the Funds is to give primary consideration to obtaining the most favorable price and efficient execution of transactions. Sales of Fund shares is not a factor in allocating portfolio transactions.

     The Chapman Co. may effect brokerage transactions for the Funds when it is able to provide a net price and execution at least as favorable to the Funds as those determined to be available from unaffiliated brokers or dealers. The commissions paid to The Chapman Co. on transactions for the Funds may not exceed those charged by The Chapman Co. to comparable unaffiliated clients in similar transactions or the limits set forth in rules adopted by the Securities and Exchange Commission. The Board of Directors of the Company has adopted procedures, which it will review annually, intended to ensure compliance with these limitations. The procedures require that The Chapman Co. report each transaction to the Company and that the Board of Directors determine at least quarterly that all transactions effected by The Chapman Co. have been effected in accordance with the procedures. The Company has paid no commissions to The Chapman Co. in any of the past three fiscal years.

     When comparable price and execution can be obtained from more than one broker or dealer, consideration may be given to placing portfolio transactions with those brokers or dealers who also furnish research and other services to the Funds or CCM. These services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to investments, evaluations of portfolio securities, and research related computer software or hardware. These services may benefit CCM in the management of accounts of other clients and may not benefit the Funds directly. While such services are useful and important in supplementing its own research, CCM believes the value of such services is not determinable and does not significantly reduce its expenses. The fees payable to CCM will not be reduced by the value of such services.

     CCM and its affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds may invest and may have relationships with the issuers of securities purchased by a Fund.

     Investment decisions for each Fund are made independently from those for other accounts advised by CCM.

     CCM's other accounts may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and the other Fund or account, the transaction will be averaged as to price, and available instruments allocated as to amount, in a manner believed to be equitable to the Fund and the other Fund or account. In some instances, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by a Fund. To the extent permitted by law, the securities to be sold or purchased for a Fund may be aggregated with those to be sold or purchased for the other Fund or accounts in order to obtain best execution.

                                 NET ASSET VALUE

     The net asset value of shares of each of the Funds is determined each day as of the close of trading on the New York Stock Exchange, presently 4:00 p.m. (Eastern Time). The New York Stock Exchange is scheduled to be open Monday through Friday except for certain Federal and other holidays. Currently, those days include: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The amortized cost method is used to determine the value of each Fund's portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost initially and thereafter amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if the security were sold. During such periods, the yield to investors in a Fund may differ somewhat from that obtained in a similar entity which uses market value to value its portfolio instruments.

     Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, each Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of 397 days or less and invest only in US dollar denominated instruments that the Company's Board of Directors determines present minimal credit risks, and which are eligible securities (as defined in Rule 2a-7) at the time of acquisition. In addition, The Chapman Institutional Cash Management Fund will invest at least 95% of its total assets in eligible securities which are rated in the highest rating category for short-term debt obligations as provided in Rule 2a-7, and will not invest more than 5% of its total assets in securities (other than US Government securities) issued by any one issuer. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of each Fund's portfolio holdings by the Board of Directors at appropriate intervals to determine whether each Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing stockholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

                                    DIVIDENDS

     Daily dividends declared by each Fund include net investment income and net realized short-term capital gain or loss. Net investment income consists of interest accrued and discount earned on each Fund's securities (including original issue and market discount) less amortization of market premium on securities and accrued expenses of the Fund. It is not expected that either Fund will realize net long-term capital gains or losses. As stated in the Prospectus, it is intended that each Fund will maintain a net asset value per share at $1.00.

     As a result of a significant expense or realized or unrealized loss incurred by a Fund, it is possible that the Fund's net asset value per share may fall below $1.00. Should a Fund incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately the income of the Fund for a particular period, the Board of Directors would at that time consider whether to adhere to the present dividend policy with respect to the Fund or to revise it in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on the income of the Fund. Such expense or loss may result in a stockholder's receiving no dividends for the period in which it holds shares of the Fund and in its receiving upon redemption a price per share lower than that which it paid.

                                      TAXES

     Qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), requires, among other things, that each Fund (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities, loans and gains from the sale or other disposition of stock or certain securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash, cash items, US Government securities, securities of other regulated investment companies and investments in other securities which with respect of any one issuer, do not represent more than 5% of the value of the Fund's total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of (a) any one issuer (other than US Government securities) or the securities of other regulated investment companies; or (b) two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses. These percentage limitations are necessary for qualification under Subchapter M and are separate and apart from the percentage limitations in
Section 5(b)(1) of the 1940 Act.

     If, in any taxable year, a Fund should not qualify as a regulated investment company under the Code (a) the Fund would be taxed at normal corporate rates on the entire amount of its taxable income, if any, without deduction for dividends or other distributions to stockholders, and (b) the Fund's distributions to the extent made out of the Fund's current or accumulated earnings and profits would be taxable to stockholders as ordinary dividends (regardless of whether they would otherwise have been considered capital gain dividends).

                                      YIELD

     The Company makes available yield quotations based upon the seven-day period ended on the date of calculation for each Fund. In arriving at such quotations, the Company first determines the net change during the period in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period (such net change being inclusive of the value of any additional shares issued in connection with distributions of net income as well as net income accrued on both the original share and any such additional shares but exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation), then divides such net change by the value of the account at the beginning of the period to obtain the base period return, and then multiplies the base period return by 365/7.

     In addition, the Company may make available for the Funds "effective yield" quotations, computed by adding 1 to the base period return (calculated as above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

     On January 31, 2000, the Company's annualized seven day yield was 4.29%. Yield quotations are based on historical earnings and are not intended to indicate future performance or forecast the dividend per share of a Fund.

                                  CAPITAL STOCK

     The Company is an open-end management investment company, known as a series fund, which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for tax and other purposes. The Company was incorporated under the laws of the State of Maryland on November 22, 1988.

     The Company's charter authorizes the Board of Directors to issue 10 billion full and fractional shares of common stock, par value, $.001 per share, of which one billion are designated The Chapman US Treasury Money Fund and one billion are designated The Chapman Institutional Cash Management Fund.

     The Board has the power to classify and reclassify any unissued shares of the Company into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board of Directors may similarly classify or reclassify any class of its shares into one or more series and, without stockholder approval, may increase the number of authorized shares of the Company. All shares of the Funds, when issued, will be fully paid and nonassessable.

     All shares of the Company have equal voting rights and will be voted in the aggregate, and not by class, except where class voting is required by law or the matter affects only one class.

     Stockholders are entitled to one vote for each full share held and a fractional vote for fractional shares held.

     Each share of a Fund is entitled to such dividends and distributions out of the assets belonging to that Fund as are declared in the discretion of the Company's Board of Directors. In determining a Fund's net asset value, each Fund is charged with the direct expenses of that Fund and with a share of the general expenses and liabilities of the Company, which are normally allocated in proportion to the relative asset values of the respective Funds at the time of allocation.

     In the event of the liquidation or dissolution of the Company, shares of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a proportionate distribution, based upon the relative net assets of the various Series, of any general assets not attributable to a particular series that are available for distribution.

     Subject to the provisions of the Company's charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets of the Company, with respect to a Series are conclusive.

     Stockholders of the Company are not entitled to any preemptive or conversion rights.

                             COUNSEL TO THE COMPANY

     Venable, Baetjer and Howard, LLP, Baltimore, Maryland is counsel to the Company. Venable, Baetjer and Howard, LLP also acts as counsel to CCM, the Funds' investment adviser, and The Chapman Co., the Funds' distributor.

                              INDEPENDENT AUDITORS

     Ernst & Young LLP, Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, PA 19103 serves as the Company's independent auditors. Ernst & Young LLP will provide audit services, tax advice and assistance in connection with filings with the SEC.

                              FINANCIAL STATEMENTS

     The financial statements of the Chapman U.S. Treasury Money Fund for the year ended October 31, 1999 and the Report of Ernst & Young LLP, Independent Auditors are set forth in the Chapman U.S. Treasury Money Fund's 1999 Annual Report to stockholders and are incorporated herein by reference. To request a copy of the Chapman U.S. Treasury Money Fund financial statements, at no charge, contact the administrator at Chapman Capital Management, Inc. at
(800) 752-1013, or write Chapman Capital Management, Inc., Attn.:
Administrator, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202.

                            PART C. OTHER INFORMATION

Item 23.  Exhibits.

         (a)      Financial Statements:
                           Part A:  Financial Highlights
                           Part B:  None
                           Part C:  None
                           See Registrant's 1999 Annual Report to Stockholders filed December 30, 1999

         (b)      Exhibits:

         Exhibit
         Number                                                 Description

         1(A)     Articles of Incorporation of the Registrant (1)

         1(B)     Articles Supplementary of the Registrant dated
                  July 28, 1997 (2)

         1(C)     Articles of Amendment of the Registrant dated February 12,
                  1998 (3)

         1(D)     Articles Supplementary of the Registrant dated February 12,
                  1998 (3)

         1(E)     Articles Supplementary of the Registrant dated February 12,
                  1998 (3)

         1(F)     Articles Supplementary of the Registrant dated May 8, 1998 (4)

         1(G)     Articles of Amendment of the Registrant dated May 11, 1998 (4)

         1(H)     Articles Supplementary of the Registrant dated
                  June 1, 1998 (1)

         2        Amended and Restated Bylaws of the Registrant dated July 18,
                  1997 (2)

         3(A)     Form of Stock Certificate (The Chapman U.S. Treasury Money
                  Fund) (1)

         3(B) Form of Stock Certificate (The Chapman Institutional Cash Management Fund) (1)

         3(C)     Form of Stock Certificate (DEM Equity Fund, Investor
                  Class) (1)

         3(D)     Form of Stock Certificate (DEM Equity Fund, Institutional
                  Class) (1)

         3(E)     Form of Stock Certificate (DEM Index Fund, Investor Class) (1)

         3(F)     Form of Stock Certificate (DEM Index Fund, Institutional
                  Class) (1)

         3(G) Form of Stock Certificate (DEM Fixed Income Fund, Investor Class) (1)

         3(H) Form of Stock Certificate (DEM Fixed Income Fund, Institutional Class) (1)

         3(I) Form of Stock Certificate (DEM Multi-Manager Equity Fund, Investor Class) (5)

         3(J) Form of Stock Certificate (DEM Multi-Manager Equity Fund, Institutional Class) (5)

         3(K) Form of Stock Certificate (DEM Multi-Manager Bond Fund, Investor Class) (6)

         3(L) Form of Stock Certificate (DEM Multi-Manager Bond Fund, Institutional Class) (6)

         4(A) Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management (The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund) (2)

         4(B) Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. (DEM Equity
                  Fund) (3)

         4(C) Amendment to Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. (The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund) (3)

         4(D) Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. (DEM Index
                  Fund) (4)

         4(E) Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. (DEM Fixed Income Fund) (1)

         4(F) Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. (DEM Multi-Manager Equity Fund) (5)

         4(G) Form of Sub-Advisory Agreement between Chapman Capital Management, Inc. and the various sub-advisers of the Registrant as set forth on Appendix 1 thereto. (DEM Multi-Manager Equity Fund) (Fee information redacted pursuant to Order under Section 6(c) of the Investment Company Act, Rule 18f-2 under the Act, and certain disclosure requirements, Investment Company Act Release No. 42002, September 8, 1999)
                  (8)

         4(H) Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. (DEM Multi-Manager Bond Fund) (6)

         4(I) Form of Sub-Advisory Agreement between Chapman Capital Management, Inc. and the various sub-advisers of the Registrant as set forth on Appendix 1 thereto. (DEM Multi-Manager Bond Fund) (Fee information redacted pursuant to Order under Section 6(c) of the Investment Company Act, Rule 18f-2 under the Act, and certain disclosure requirements, Investment Company Act Release No. 42002,
                  September 8, 1999) (8)

         5(A) Distribution Agreement between the Registrant and The Chapman Co. (The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund) (2)

         5(B) Distribution Agreement between the Registrant and The Chapman Co. (DEM Equity Fund) (3)

         5(C) Amendment to Distribution Agreement between the Registrant and The Chapman Co. (The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund) (3)

         5(D) Distribution Agreement between the Registrant and The Chapman Co. (DEM Index Fund) (4)

         5(E) Distribution Agreement between the Registrant and The Chapman Co. (DEM Fixed Income Fund) (1)

         5(F) Distribution Agreement between the Registrant and The Chapman Co. (DEM Multi-Manager Equity Fund) (5)

         5(G) Distribution Agreement between the Registrant and The Chapman Co. (DEM Multi-Manager Bond Fund) (6)

         7(A)     Custody Agreement between the Registrant and UMB
                  Bank, N.A. (1)

         7(B) Investment Company Services Agreement between the Registrant and PFPC, Inc. (formerly First Data Investor Services Group) (The Chapman US Treasury Money Fund and DEM Equity Fund) (2)

         7(C) Amendment to Investment Company Services Agreement between the Registrant and PFPC, Inc. (formerly First Data Investor Services Group) (6)

         7(D) Appendix B to Investment Company Services Agreement between the Registrant and PFPC, Inc. (formerly First Data Investor Services Group)

         8(A) Stockholder Services Agreement between the Registrant and Chapman Capital Management, Inc. (The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management
                  Fund) (1)

         8(B) Service Mark Licensing Agreement between the Registrant and Nathan A. Chapman, Jr. (6)

         9        Opinion and consent of Venable, Baetjer and Howard, LLP (2)

         10       Consent of Independent Auditors (9)

         12       Financial Statements (See Item 23(a) above)

         13(A)    Distribution Plan (DEM Equity Fund Investor Shares) (3)

         13(B)    Distribution Plan (DEM Equity Fund Institutional Shares) (3)

         13(C)    Distribution Plan (DEM Index Fund Investor Shares) (4)

         13(D)    Distribution Plan (DEM Index Fund Institutional Shares) (4)

         13(E)    Distribution Plan (DEM Fixed Income Fund Investor Shares) (1)

         13(F)    Distribution Plan (DEM Fixed Income Fund Institutional
                  Shares) (1)

         13(G) Distribution Plan (DEM Multi-Manager Equity Fund Investor Shares) (5)

         13(H) Distribution Plan (DEM Multi-Manager Equity Fund Institutional Shares) (5)

         13(I)    Distribution Plan (DEM Multi-Manager Bond Fund Investor
                  Shares) (6)

         13(J) Distribution Plan (DEM Multi-Manager Bond Fund Institutional Shares) (6)

         15(A)    Multiple Class Plan (DEM Equity Fund) (3)

         15(B)    Multiple Class Plan (DEM Index Fund) (4)

         15(C)    Multiple Class Plan (DEM Fixed Income Fund) (1)

         15(D)    Multiple Class Plan (DEM Multi-Manager Equity Fund) (5)

         15(E)    Multiple Class Plan (DEM Multi-Manager Bond Fund) (6)

         99.1     Power of Attorney (7)


(1) Incorporated by reference from Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on June 12, 1998.

(2) Incorporated by reference from Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on August 7, 1997.

(3) Incorporated by reference from Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on March 2, 1998.

(4) Incorporated by reference from Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on May 29, 1998.

(5) Incorporated by reference from Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on September 30, 1998.

(6) Incorporated by reference from Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on July 15, 1999.

(7) Incorporated by reference from Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on February 29, 2000.

(8) Incorporated by reference from Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on December 30, 1999.

(9)      Filed herewith.

Item 24. Persons Controlled by or under Common Control with the Registrant.

None.

Item 25.  Indemnification.

Reference is made to Article VII of the Registrant's Articles of Incorporation,
Article IV of the Registrant's By-laws, Section 7 of the Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. and Section 4 of the Distribution Agreement between the Registrant and the Distributor, which provide for indemnification or limitation of the liability of Directors and officers, the Investment Advisor, the principal underwriter and affiliates of the Registrant.

The Registrant has obtained director's and officer's liability insurance which will insure Directors and officers of the Registrant against liability to the Registrant and its stockholders.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and

Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisor.

------------------------------------- ---------------------------------- --------------------------------------------
Name and                              Position with                      Business, profession, vocation or employment
Principal Business Address            Investment Advisor                 of a substantial nature, that the
                                                                         Sub-Adviser, and each director, officer or
                                                                         partner of the Sub-Adviser, is or has been
                                                                         engaged within the last two fiscal years for
                                                                         his or her own account or in the capacity of
                                                                         director, officer, employee, partner or
                                                                         trustee.
------------------------------------- ---------------------------------- --------------------------------------------
Nathan A. Chapman, Jr.                Director and President             President and Director of The
401 E. Pratt St.                                                         Chapman Co. since 1986.  President
28th Floor                                                               and Director of Chapman Holdings, Inc. since
Baltimore, MD 21202                                                      1997 and Chapman Capital Management
                                                                         Holdings, Inc. since 1998.
------------------------------------- ---------------------------------- --------------------------------------------
M. Lynn Ballard                       Treasurer and Assistant Secretary  Treasurer and Assistant Secretary
401 E. Pratt Street                                                      since 1997 of The Chapman Co.
28th Floor                                                               Treasurer and Assistant Secretary
Baltimore, Maryland  21202                                               of Chapman Holdings, Inc. since
                                                                         1997 and Chapman Capital
                                                                         Management Holdings, Inc. since
                                                                         1998.
------------------------------------- ---------------------------------- --------------------------------------------


------------------------------------- ---------------------------------- --------------------------------------------
Name and                              Position with                      Business, profession, vocation or employment
Principal Business Address            Investment Advisor                 of a substantial nature, that the
                                                                         Sub-Adviser, and each director, officer or
                                                                         partner of the Sub-Adviser, is or has been
                                                                         engaged within the last two fiscal years for
                                                                         his or her own account or in the capacity of
                                                                         director, officer, employee, partner or
                                                                         trustee.
------------------------------------- ---------------------------------- --------------------------------------------
Earl U. Bravo                         Director                           Secretary and Assistant Treasurer
401 E. Pratt Street                                                      since 1997 of The Chapman Co.
28th Floor                                                               Senior Vice President, Secretary,
Baltimore, MD  21202                                                     Assistant Treasurer and Director
                                                                         of Chapman Holdings, Inc. since
                                                                         1997.  Vice President, Secretary,
                                                                         Assistant Treasurer and Director
                                                                         of Chapman Capital Management
                                                                         Holdings, Inc. since 1998.
------------------------------------- ---------------------------------- --------------------------------------------

Item 27. Principal Underwriter.

         (a)      Not applicable.

         (b)      Directors and Officers

                              POSITIONS AND OFFICES

------------------------------------- ---------------------------------- --------------------------------------------
Name and                              With                                With
Principal Business Address            Underwriter                         Registrant
------------------------------------- ---------------------------------- --------------------------------------------
Nathan A. Chapman, Jr.                President, Director and Chairman   President, Director and Chairman
The Chapman Co.                       of the Board                       of the Board
401 East Pratt Street
28th Floor
Baltimore, MD 21202

------------------------------------- ---------------------------------- --------------------------------------------
Earl U. Bravo, Sr.                    Senior Vice President, Secretary   Secretary and Assistant Treasurer
The Chapman Co.                       and Assistant
------------------------------------- ---------------------------------- --------------------------------------------


                                      C-7

------------------------------------- ---------------------------------- --------------------------------------------
401 East Pratt Street                 Treasurer
28th Floor
Baltimore, MD 21202
------------------------------------- ---------------------------------- --------------------------------------------
M. Lynn Ballard                       Treasurer and Assistant Secretary   Treasurer and Assistant Secretary
The Chapman Co.
401 East Pratt Street
28th Floor
Baltimore, MD 21202
------------------------------------- ---------------------------------- --------------------------------------------



Item 28. Location of Accounts and Records.

                  All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of Chapman Capital Management, Inc., 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202 or at the offices of PFPC, Inc., Inc., 3200 Horizon Drive, PO Box 61503, King of Prussia, Pennsylvania 19406.

Item 29. Management Services.

Not applicable.

Item 30. Undertakings.

Not applicable.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this post-effective amendment No. 24 and amendment No. 26 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland, on February 29, 2000.

                             THE CHAPMAN FUNDS, INC.

                          By: /s/ Nathan A. Chapman Jr.
                             --------------------------
                             Nathan A. Chapman, Jr.
                             President

                  Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment No. 21 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                      TITLE                           DATE
---------                      -----                           ----

/s/ Nathan A. Chapman, Jr.     President and Director          February 29, 2000
---------------------------    (principal executive officer)
Nathan  A. Chapman, Jr.

/s/ M. Lynn Ballard            Treasurer (principal financial  February 29, 2000
---------------------------    and accounting officer)
M. Lynn Ballard

Each of the Directors:
   Nathan A. Chapman, Jr.          Dr. Glenda Glover
   Lottie H. Shackelford           Ronald A. White
   Dr. Benjamin Hooks              David Rivers
   Wilfred Marshall

By: /s/ Nathan A. Chapman, Jr.                                 February 29, 2000
    --------------------------
      Nathan A. Chapman, Jr.
      as Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit Number                Description
--------------                -----------
10                            Consent of Independent Auditors

BA3DOCS1/136573